Document And Entity Information	Jul. 22, 2024
Document Information [Line Items]
Entity, Registrant Name	USCB Financial Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 22, 2024
Entity, Incorporation, State or Country Code	FL
Entity, File Number	001-41196
Entity, Tax Identification Number	87-4070846
Entity, Address, Address Line One	2301 N.W. 87th Avenue
Entity, Address, City or Town	Doral
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33172
City Area Code	305
Local Phone Number	715-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	USCB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001901637